Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Our Chief Executive Officer is our principal executive officer ("PEO"). The following table details, for our PEO and our Non-PEO NEOs (on an average basis), total compensation as set forth in the Summary Compensation Table, "compensation actually paid" as determined under SEC rules, cumulative Total Shareholder Return ("TSR"), the cumulative TSR of our peer group, net income, and funds from operations ("FFO") per share, as adjusted, which is the most important financial performance measure that we use to link compensation to performance.

	Summary		Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based on:
Year	Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Table Total for Non-PEO NEOs (3)	Actually Paid to Non-PEO NEOs (2) (3)	Company TSR (4)	Peer Group TSR (4)	Net Income (in thousands)	FFO per share, as adjusted (5)
2023	$ 6,719,684	$ 9,345,910	$ 1,923,505	$ 2,397,883	$ 173.12	$ 112.04	$ 412,435	$ 2.68
2022	$ 7,288,676	$ 1,052,755	$ 2,117,791	$ 978,870	$ 143.66	$ 100.62	$ 292,472	$ 2.53
2021	$ 7,317,658	$ 22,342,427	$ 1,996,166	$ 4,704,567	$ 194.96	$ 134.06	$ 230,813	$ 2.11
2020	$ 5,807,010	$ 8,607,156	$ 1,653,223	$ 2,224,869	$ 111.67	$ 94.88	$ 167,611	$ 1.72

(1)	Mr. Marr was our PEO for each of 2020, 2021, 2022 and 2023.

(2)	Amounts represent "compensation actually paid" for the relevant fiscal year, as determined under SEC rules and calculated per the adjustments detailed below. Our NEOs do not participate in a defined benefit plan. Dividends on unvested awards are included within "All Other Compensation" in the Summary Compensation table. Therefore, no adjustments for pension benefits or dividends paid are included in the table below. The following table details the adjustments made to calculate "compensation actually paid":

Year	NEO Type	Summary Compensation Table Total	Subtract Equity Awards	Add Year-End Fair Value of Current Year Equity Awards (a)	Change in Value of Prior Equity Awards (a)	Change in Value of Equity Awards that Vested in Current Year (a)	Total Compensation Actually Paid
2023	PEO	$ 6,719,684	($ 4,099,971)	$ 5,286,668	$ 1,439,529	—	$ 9,345,910
	Non-PEO	$ 1,923,505	($ 878,756)	$ 1,133,102	$ 219,985	$ 47	$ 2,397,883
2022	PEO	$ 7,288,676	($ 4,099,998)	$ 2,620,282	($ 4,756,205)	—	$ 1,052,755
	Non-PEO	$ 2,117,791	($ 823,310)	$ 526,172	($ 841,783)	—	$ 978,870
2021	PEO	$ 7,317,658	($ 4,100,019)	$ 10,765,612	$ 8,317,929	$ 41,247	$ 22,342,427
	Non-PEO	$ 1,996,166	($ 710,001)	$ 1,864,282	$ 1,543,567	$ 10,553	$ 4,704,567
2020	PEO	$ 5,807,010	($ 3,300,006)	$ 4,458,185	$ 1,642,811	($ 844)	$ 8,607,156
	Non-PEO	$ 1,653,223	($ 601,655)	$ 812,810	$ 360,701	($ 210)	$ 2,224,869

(a)	For equity awards issued during the relevant year, represents fair value of such awards as of the end of the year. For equity awards issued in prior years, represents the change in fair value of such awards as of the vesting date or the end of the year, as appropriate, compared to the fair value of such awards at the end of the prior year. The fair value of the restricted share awards was determined by the closing price of our common shares as of the end of each year. The fair values of option and performance unit awards were calculated using Black-Scholes and Monte Carlo values, respectively, as of the relevant dates, except in the case of the final results of the performance units, which were valued as the closing price of our common shares as of the end of the performance period multiplied by the final multiplier derived from the relative TSR results.

(3)	Messrs. Martin, Keaton and Foster were Non-PEO NEOs for each of 2020, 2021, 2022 and 2023. Additionally, Ms. Schulte became a Non-PEO NEO in 2023.

(4)	TSR is determined based on an initial fixed investment of $100 on December 31, 2019. The TSR peer group consists of the FTSE NAREIT All Equity REIT Index, which is the peer group used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023.

(5)	FFO as adjusted, per share is a non-GAAP financial measure. See appendix to this proxy statement for a reconciliation of FFO, as adjusted, to net income attributable to common shareholders.

Company Selected Measure Name	FFO per share, as adjusted
Named Executive Officers, Footnote
(1)	Mr. Marr was our PEO for each of 2020, 2021, 2022 and 2023.

	(3)Messrs. Martin, Keaton and Foster were Non-PEO NEOs for each of 2020, 2021, 2022 and 2023.
Peer Group Issuers, Footnote
(4)	TSR is determined based on an initial fixed investment of $100 on December 31, 2019. The TSR peer group consists of the FTSE NAREIT All Equity REIT Index, which is the peer group used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 6,719,684	$ 7,288,676	$ 7,317,658	$ 5,807,010
PEO Actually Paid Compensation Amount	$ 9,345,910	1,052,755	22,342,427	8,607,156
Adjustment To PEO Compensation, Footnote
(2)	Amounts represent "compensation actually paid" for the relevant fiscal year, as determined under SEC rules and calculated per the adjustments detailed below. Our NEOs do not participate in a defined benefit plan. Dividends on unvested awards are included within "All Other Compensation" in the Summary Compensation table. Therefore, no adjustments for pension benefits or dividends paid are included in the table below. The following table details the adjustments made to calculate "compensation actually paid":

Year	NEO Type	Summary Compensation Table Total	Subtract Equity Awards	Add Year-End Fair Value of Current Year Equity Awards (a)	Change in Value of Prior Equity Awards (a)	Change in Value of Equity Awards that Vested in Current Year (a)	Total Compensation Actually Paid
2023	PEO	$ 6,719,684	($ 4,099,971)	$ 5,286,668	$ 1,439,529	—	$ 9,345,910
	Non-PEO	$ 1,923,505	($ 878,756)	$ 1,133,102	$ 219,985	$ 47	$ 2,397,883
2022	PEO	$ 7,288,676	($ 4,099,998)	$ 2,620,282	($ 4,756,205)	—	$ 1,052,755
	Non-PEO	$ 2,117,791	($ 823,310)	$ 526,172	($ 841,783)	—	$ 978,870
2021	PEO	$ 7,317,658	($ 4,100,019)	$ 10,765,612	$ 8,317,929	$ 41,247	$ 22,342,427
	Non-PEO	$ 1,996,166	($ 710,001)	$ 1,864,282	$ 1,543,567	$ 10,553	$ 4,704,567
2020	PEO	$ 5,807,010	($ 3,300,006)	$ 4,458,185	$ 1,642,811	($ 844)	$ 8,607,156
	Non-PEO	$ 1,653,223	($ 601,655)	$ 812,810	$ 360,701	($ 210)	$ 2,224,869
(a)	For equity awards issued during the relevant year, represents fair value of such awards as of the end of the year. For equity awards issued in prior years, represents the change in fair value of such awards as of the vesting date or the end of the year, as appropriate, compared to the fair value of such awards at the end of the prior year. The fair value of the restricted share awards was determined by the closing price of our common shares as of the end of each year. The fair values of option and performance unit awards were calculated using Black-Scholes and Monte Carlo values, respectively, as of the relevant dates, except in the case of the final results of the performance units, which were valued as the closing price of our common shares as of the end of the performance period multiplied by the final multiplier derived from the relative TSR results.

Non-PEO NEO Average Total Compensation Amount	$ 1,923,505	2,117,791	1,996,166	1,653,223
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,397,883	978,870	4,704,567	2,224,869
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts represent "compensation actually paid" for the relevant fiscal year, as determined under SEC rules and calculated per the adjustments detailed below. Our NEOs do not participate in a defined benefit plan. Dividends on unvested awards are included within "All Other Compensation" in the Summary Compensation table. Therefore, no adjustments for pension benefits or dividends paid are included in the table below. The following table details the adjustments made to calculate "compensation actually paid":

Year	NEO Type	Summary Compensation Table Total	Subtract Equity Awards	Add Year-End Fair Value of Current Year Equity Awards (a)	Change in Value of Prior Equity Awards (a)	Change in Value of Equity Awards that Vested in Current Year (a)	Total Compensation Actually Paid
2023	PEO	$ 6,719,684	($ 4,099,971)	$ 5,286,668	$ 1,439,529	—	$ 9,345,910
	Non-PEO	$ 1,923,505	($ 878,756)	$ 1,133,102	$ 219,985	$ 47	$ 2,397,883
2022	PEO	$ 7,288,676	($ 4,099,998)	$ 2,620,282	($ 4,756,205)	—	$ 1,052,755
	Non-PEO	$ 2,117,791	($ 823,310)	$ 526,172	($ 841,783)	—	$ 978,870
2021	PEO	$ 7,317,658	($ 4,100,019)	$ 10,765,612	$ 8,317,929	$ 41,247	$ 22,342,427
	Non-PEO	$ 1,996,166	($ 710,001)	$ 1,864,282	$ 1,543,567	$ 10,553	$ 4,704,567
2020	PEO	$ 5,807,010	($ 3,300,006)	$ 4,458,185	$ 1,642,811	($ 844)	$ 8,607,156
	Non-PEO	$ 1,653,223	($ 601,655)	$ 812,810	$ 360,701	($ 210)	$ 2,224,869
(a)	For equity awards issued during the relevant year, represents fair value of such awards as of the end of the year. For equity awards issued in prior years, represents the change in fair value of such awards as of the vesting date or the end of the year, as appropriate, compared to the fair value of such awards at the end of the prior year. The fair value of the restricted share awards was determined by the closing price of our common shares as of the end of each year. The fair values of option and performance unit awards were calculated using Black-Scholes and Monte Carlo values, respectively, as of the relevant dates, except in the case of the final results of the performance units, which were valued as the closing price of our common shares as of the end of the performance period multiplied by the final multiplier derived from the relative TSR results.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

The following are the most important financial performance measures that were used to link NEO “compensation actually paid” to company performance in 2023:

Most Important Financial Performance Measures
FFO, as adjusted per share (1)
Same-store NOI growth (1)
TSR relative to TSR of our peer group

(1)	See appendix to this proxy statement for a discussion of non-GAAP financial measures and reconciliations to the most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 173.12	143.66	194.96	111.67
Peer Group Total Shareholder Return Amount	112.04	100.62	134.06	94.88
Net Income (Loss)	$ 412,435,000	$ 292,472,000	$ 230,813,000	$ 167,611,000
Company Selected Measure Amount	2.68	2.53	2.11	1.72
PEO Name	Mr. Marr
Measure:: 1
Pay vs Performance Disclosure
Name	FFO, as adjusted
Non-GAAP Measure Description
(5)	FFO as adjusted, per share is a non-GAAP financial measure. See appendix to this proxy statement for a reconciliation of FFO, as adjusted, to net income attributable to common shareholders.

Measure:: 2
Pay vs Performance Disclosure
Name	Same-store NOI growth
Measure:: 4
Pay vs Performance Disclosure
Name	TSR relative to TSR of our peer group
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,099,971)	$ (4,099,998)	$ (4,100,019)	$ (3,300,006)
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,286,668	2,620,282	10,765,612	4,458,185
PEO | Change In Fair Value Of Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,439,529	(4,756,205)	8,317,929	1,642,811
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			41,247	(844)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(878,756)	(823,310)	(710,001)	(601,655)
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,133,102	526,172	1,864,282	812,810
Non-PEO NEO | Change In Fair Value Of Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,985	(841,783)	1,543,567	360,701
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 47		$ 10,553	$ (210)